BUSINESS ACQUISITION (Details Narrative)		12 Months Ended
	Jul. 14, 2022 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jul. 14, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Revenue		$ 7,664,784	$ 8,686,118	$ 6,794,816
Profit loss before tax		12,017,219	11,909,252	$ 7,163,123
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Amount settled in cash	$ 486,188				€ 277,500
Total consideration	486,188				€ 277,500
Acquistion cost	$ 40,625
Earn out payment at acquisition date	0.00%
Revenue		1,367,834	944,058
Profit loss before tax		$ 43,001	$ 89,618